Interest in Gibraltar Joint Venture - Additional Information (Detail) - CAD ($)		12 Months Ended
	Mar. 31, 2010	Dec. 31, 2017
Cariboo Copper Corp [member]
Disclosure of interest in joint venture [line items]
Amount contributed for purchase of remaining proportion of ownership interest in joint venture	$ 186,800
Remaining portion of ownership interest in joint venture	25.00%	25.00%
Gibraltar [member]
Disclosure of interest in joint venture [line items]
Ownership interest in joint venture	75.00%	75.00%